Consolidated Balance Sheets		Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Current assets
Cash		$ 8,406,293	$ 1,076,584	$ 6,245,104
Accounts receivable, net		17,130,587	2,193,894	8,716,167
Prepayment and deposits		345,756	44,281	202,538
Prepaid tax		168,199	21,541	722,140
Total current assets		26,050,835	3,336,300	15,885,949
Property and equipment, net		677,094	86,715	1,003,038
Right-of-use assets				353,807
Deferred IPO costs		5,587,622	715,600	4,226,062
Total non-current assets		6,264,716	802,315	5,582,907
Total assets		32,315,551	4,138,615	21,468,856
Current liabilities
Account payables		12,838,317	1,644,189	5,584,927
Accrued expenses and other payables		3,542,000	453,620	12,000
Amount due to a director		39,591	5,070	32,451
Operating lease obligation, current portion				370,181
Contract liabilities		1,739,130	222,728	3,892,087
Total current liabilities		18,161,460	2,325,917	9,910,269
Total liabilities		18,161,460	2,325,917	9,910,269
Commitment and contingencies
Shareholders’ equity
Ordinary shares	[1]	7,766	1,000	7,766
Shares subscription receivable		(7,666)	(987)	(7,666)
Retained earnings		14,153,991	1,812,685	11,558,487
Total shareholders’ equity		14,154,091	1,812,698	11,558,587
Total liabilities and shareholders’ equity		32,315,551	4,138,615	21,468,856
Related Party
Current liabilities
Amount due to a related party		$ 2,422	$ 310	$ 18,623

[1]	Giving retroactive effect to the 16,000-for-1 share split effected on October 18, 2022.